Note 4 - Loans and Allowance for Loan Losses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Note 4 - Loans and Allowance for Loan Losses (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
(In thousands)	June 30, 2015	December 31, 2014

Real estate mortgage loans:
Residential	$107,136	$106,679
Land	10,526	11,028
Residential construction	13,691	10,347
Commercial real estate	75,521	78,314
Commercial real estate contruction	474	1,422
Commercial business loans	24,983	28,282
Consumer loans:
Home equity and second mortgage loans	37,844	37,513
Automobile loans	27,194	25,274
Loans secured by savings accounts	920	1,018
Unsecured loans	3,445	3,316
Other consumer loans	6,007	5,075
Gross loans	307,741	308,268
Less undisbursed portion of loans in process	(5,824)	(3,325)

Principal loan balance	301,917	304,943

Deferred loan origination fees, net	548	506
Allowance for loan losses	(3,600)	(4,846)

Loans, net	$298,865	$300,603

(In thousands)	2014	2013

Real estate mortgage loans:
Residential	$106,679	$107,029
Land	11,028	10,309
Residential construction	10,347	14,423
Commercial real estate	78,314	76,496
Commercial real estate construction	1,422	1,715
Commercial business loans	28,282	21,956
Consumer loans:
Home equity and second mortgage loans	37,513	34,815
Automobile loans	25,274	23,983
Loans secured by savings accounts	1,018	1,138
Unsecured loans	3,316	3,541
Other consumer loans	5,075	4,824
Gross loans	308,268	300,229
Less undisbursed portion of loans in process	(3,325)	(7,142)

Principal loan balance	304,943	293,087

Deferred loan origination fees, net	506	341
Allowance for loan losses	(4,846)	(4,922)

Loans, net	$300,603	$288,506

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Ending allowance balance attributable to loans:

Individually evaluated for impairment	$75	$0	$0	$8	$0	$10	$0	$93
Collectively evaluated for impairment	559	173	51	1,661	161	638	264	3,507
Acquired with deteriorated credit quality	0	0	0	0	0	0	0	0

Ending balance	$634	$173	$51	$1,669	$161	$648	$264	$3,600
	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Ending allowance balance attributable to loans:

Individually evaluated for impairment	$47	$0	$0	$11	$1,293	$0	$0	$1,351
Collectively evaluated for impairment	562	201	60	1,490	187	720	275	3,495
Acquired with deteriorated credit quality	0	0	0	0	0	0	0	0

Ending balance	$609	$201	$60	$1,501	$1,480	$720	$275	$4,846
	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Allowance for loan losses:
Changes in Allowance for Loan Losses for the three-months ended June 30, 2015
Beginning balance	$672	$197	$65	$1,462	$239	$716	$283	$3,634
Provisions for loan losses	(39)	(24)	(14)	204	(58)	(38)	19	50
Charge-offs	0	0	0	0	(22)	(31)	(72)	(125)
Recoveries	1	0	0	3	2	1	34	41

Ending balance	$634	$173	$51	$1,669	$161	$648	$264	$3,600

Changes in Allowance for Loan Losses for the six-months ended June 30, 2015
Beginning balance	$609	$201	$60	$1,501	$1,480	$720	$275	$4,846
Provisions for loan losses	42	(28)	(9)	156	(117)	(45)	51	50
Charge-offs	(20)	0	0	0	(1,205)	(33)	(124)	(1,382)
Recoveries	3	0	0	12	3	6	62	86

Ending balance	$634	$173	$51	$1,669	$161	$648	$264	$3,600
	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Allowance for loan losses:
Changes in Allowance for Loan Losses for the three-months ended June 30, 2014
Beginning balance	$838	$144	$70	$1,276	$1,450	$902	$331	$5,011
Provisions for loan losses	24	9	8	4	(10)	41	14	90
Charge-offs	(21)	0	0	0	0	(36)	(36)	(93)
Recoveries	2	0	0	0	4	25	27	58

Ending balance	$843	$153	$78	$1,280	$1,444	$932	$336	$5,066

Changes in Allowance for Loan Losses for the six-months ended June 30, 2014
Beginning balance	$811	$152	$63	$1,284	$1,446	$877	$289	$4,922
Provisions for loan losses	113	1	15	(4)	(7)	(70)	67	115
Charge-offs	(84)	0	0	0	0	(54)	(88)	(226)
Recoveries	3	0	0	0	5	179	68	255

Ending balance	$843	$153	$78	$1,280	$1,444	$932	$336	$5,066

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity and Second Mortgage	Other Consumer	Total
	(In thousands)
Allowance for Loan Losses:

Beginning balance	$811	$152	$63	$1,284	$1,446	$877	$289	$4,922
Provisions	(69)	49	(3)	211	23	(195)	174	190
Charge-offs	(140)	0	0	0	(6)	(154)	(320)	(620)
Recoveries	7	0	0	6	17	192	132	354

Ending balance	$609	$201	$60	$1,501	$1,480	$720	$275	$4,846

Ending allowance balance attributable to loans:

Individually evaluated for impairment	$47	$0	$0	$11	$1,293	$0	$0	$1,351

Collectively evaluated for impairment	562	201	60	1,490	187	720	275	3,495

Ending balance	$609	$201	$60	$1,501	$1,480	$720	$275	$4,846

Recorded Investment in Loans:

Individually evaluated for impairment	$1,411	$16	$0	$1,819	$1,642	$151	$0	$5,039

Collectively evaluated for impairment	105,685	11,064	8,463	76,661	26,764	37,974	34,835	301,446

Ending balance	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485
	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity and Second Mortgage	Other Consumer	Total
	(In thousands)
Allowance for Loan Losses:

Beginning balance	$922	$71	$0	$1,310	$1,223	$919	$291	$4,736
Provisions	182	83	63	47	169	4	177	725
Charge-offs	(353)	(2)	0	(90)	(20)	(90)	(337)	(892)
Recoveries	60	0	0	17	74	44	158	353

Ending balance	$811	$152	$63	$1,284	$1,446	$877	$289	$4,922

Ending allowance balance attributable to loans:

Individually evaluated for impairment	$112	$0	$0	$145	$1,259	$13	$0	$1,529

Collectively evaluated for impairment	699	152	63	1,139	187	864	289	3,393

Ending balance	$811	$152	$63	$1,284	$1,446	$877	$289	$4,922

Recorded Investment in Loans:

Individually evaluated for impairment	$2,040	$120	$0	$2,586	$1,898	$276	$0	$6,920

Collectively evaluated for impairment	105,468	10,240	9,018	74,080	20,105	34,993	33,654	287,558

Ending balance	$107,508	$10,360	$9,018	$76,666	$22,003	$35,269	$33,654	$294,478

Impaired Financing Receivables [Table Text Block]
	At June 30, 2015			Three Months Ended June 30, 2015		Six Months Ended June 30, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
Loans with no related allowance recorded:
Residential	$1,122	$1,444	$0	$1,235	$5	$1,204	$10
Land	20	22	0	20	0	18	0
Construction	0	0	0	0	0	0	0
Commercial real estate	1,762	1,801	0	1,773	19	1,774	38
Commercial business	0	0	0	13	0	9	0
Home equity/2nd mortgage	63	81	0	65	0	67	1
Other consumer	0	0	0	0	0	0	0

	2,967	3,348	0	3,106	24	3,072	49

Loans with an allowance recorded:
Residential	297	335	75	254	0	259	0
Land	0	0	0	0	0	0	0
Construction	0	0	0	0	0	0	0
Commercial real estate	38	63	8	39	0	40	0
Commercial business	0	0	0	18	0	559	0
Home equity/2nd mortgage	80	81	10	80	0	80	0
Other consumer	0	0	0	0	0	0	0

	415	479	93	391	0	938	0

Total:
Residential	1,419	1,779	75	1,489	5	1,463	10
Land	20	22	0	20	0	18	0
Construction	0	0	0	0	0	0	0
Commercial real estate	1,800	1,864	8	1,812	19	1,814	38
Commercial business	0	0	0	31	0	568	0
Home equity/2nd mortgage	143	162	10	145	0	147	1
Other consumer	0	0	0	0	0	0	0

	$3,382	$3,827	$93	$3,497	$24	$4,010	$49
	Three Months Ended June 30, 2014		Six Months Ended June 30, 2014
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Loans with no related allowance recorded:
Residential	$1,345	$8	$1,427	$18
Land	119	0	119	0
Construction	130	0	87	0
Commercial real estate	1,525	17	1,562	34
Commercial business	94	0	126	0
Home equity/2nd mortgage	169	0	197	1
Other consumer	0	0	0	0

	3,382	25	3,518	53

Loans with an allowance recorded:
Residential	436	0	440	0
Land	3	0	2	0
Construction	0	0	0	0
Commercial real estate	1,123	0	1,065	0
Commercial business	1,726	0	1,720	0
Home equity/2nd mortgage	16	0	18	0
Other consumer	0	0	0	0

	3,304	0	3,245	0

Total:
Residential	1,781	8	1,867	18
Land	122	0	121	0
Construction	130	0	87	0
Commercial real estate	2,648	17	2,627	34
Commercial business	1,820	0	1,846	0
Home equity/2nd mortgage	185	0	215	1
Other consumer	0	0	0	0

	$6,686	$25	$6,763	$53
	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
Loans with no related allowance recorded:
Residential	$1,141	$1,446	$0
Land	16	18	0
Construction	0	0	0
Commercial real estate	1,777	1,808	0
Commercial business	0	0	0
Home equity/2nd mortgage	71	87	0
Other consumer	0	0	0

	3,005	3,359	0

Loans with an allowance recorded:
Residential	270	304	47
Land	0	0	0
Construction	0	0	0
Commercial real estate	42	65	11
Commercial business	1,642	1,909	1,293
Home equity/2nd mortgage	80	98	0
Other consumer	0	0	0

	2,034	2,376	1,351

Total:
Residential	1,411	1,750	47
Land	16	18	0
Construction	0	0	0
Commercial real estate	1,819	1,873	11
Commercial business	1,642	1,909	1,293
Home equity/2nd mortgage	151	185	0
Other consumer	0	0	0

	$5,039	$5,735	$1,351

	Recorded Investment	Unpaid Principal Balance	Average Related Allowance	Interest Recorded Investment	Income Recognized
	(In thousands)

Loans with no related allowance recorded:
Residential real estate	$1,141	$1,446	$0	$1,293	$26
Land	16	18	0	96	0
Construction	0	0	0	52	0
Commercial real estate	1,777	1,808	0	1,626	70
Commercial business	0	0	0	113	0
Home equity and second mortgage	71	87	0	147	2
Other consumer	0	0	0	0	0

	$3,005	$3,359	$0	$3,327	$98

Loans with an allowance recorded:
Residential real estate	$270	$304	$47	$369	$0
Land	0	0	0	1	0
Construction	0	0	0	0	0
Commercial real estate	42	65	11	656	0
Commercial business	1,642	1,909	1,293	1,696	0
Home equity and second mortgage	80	98	0	46	0
Other consumer	0	0	0	0	0

	$2,034	$2,376	$1,351	$2,768	$0

Total:
Residential real estate	$1,411	$1,750	$47	$1,662	$26
Land	16	18	0	97	0
Construction	0	0	0	52	0
Commercial real estate	1,819	1,873	11	2,282	70
Commercial business	1,642	1,909	1,293	1,809	0
Home equity and second mortgage	151	185	0	193	2
Other consumer	0	0	0	0	0

	$5,039	$5,735	$1,351	$6,095	$98
	Recorded Investment	Unpaid Principal Balance	Average Related Allowance	Interest Recorded Investment	Income Recognized
	(In thousands)

Loans with no related allowance recorded:
Residential real estate	$1,591	$1,869	$0	$1,508	$32
Land	120	131	0	124	0
Construction	0	0	0	173	0
Commercial real estate	1,637	1,643	0	1,410	63
Commercial business	189	209	0	38	4
Home equity and second mortgage	254	268	0	164	5
Other consumer	0	0	0	0	0

	$3,791	$4,120	$0	$3,417	$104

Loans with an allowance recorded:
Residential real estate	$449	$487	$112	$624	$2
Land	0	0	0	1	0
Construction	0	0	0	0	0
Commercial real estate	949	1,048	145	1,108	0
Commercial business	1,709	1,909	1,259	1,801	0
Home equity and second mortgage	22	22	13	47	0
Other consumer	0	0	0	0	0

	$3,129	$3,466	$1,529	$3,581	$2

Total:
Residential real estate	$2,040	$2,356	$112	$2,132	$34
Land	120	131	0	125	0
Construction	0	0	0	173	0
Commercial real estate	2,586	2,691	145	2,518	63
Commercial business	1,898	2,118	1,259	1,839	4
Home equity and second mortgage	276	290	13	211	5
Other consumer	0	0	0	0	0

	$6,920	$7,586	$1,529	$6,998	$106

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	June 30, 2015			December 31, 2014
	Nonaccrual Loans	Loans 90+ Days Past Due Still Accruing	Total Nonperforming Loans	Nonaccrual Loans	Loans 90+ Days Past Due Still Accruing	Total Nonperforming Loans
	(In thousands)

Residential	$1,069	$14	$1,083	$919	$68	$987
Land	20	0	20	16	0	16
Construction	0	0	0	0	0	0
Commercial real estate	434	21	455	433	0	433
Commercial business	0	0	0	1,642	0	1,642
Home equity/2nd mortgage	122	0	122	129	14	143
Other consumer	0	19	19	0	3	3

Total	$1,645	$54	$1,699	$3,139	$85	$3,224

	December 31, 2014			December 31, 2013
	Nonaccrual Loans	Loans 90+ Days Past Due Still Accruing	Total Nonperforming Loans	Nonaccrual Loans	Loans 90+ Days Past Due Still Accruing	Total Nonperforming Loans
	(In thousands)

Residential real estate	$919	$68	$987	$1,533	$180	$1,713
Land	16	0	16	120	0	120
Construction	0	0	0	0	0	0
Commercial real estate	433	0	433	1,456	0	1,456
Commercial business	1,642	0	1,642	1,898	0	1,898
Home equity and second mortgage	129	14	143	252	39	291
Other consumer	0	3	3	0	8	8

Total	$3,139	$85	$3,224	$5,259	$227	$5,486

Past Due Financing Receivables [Table Text Block]
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans
	(In thousands)

Residential	$2,556	$519	$587	$3,662	$103,876	$107,538
Land	0	8	20	28	10,540	10,568
Construction	0	0	0	0	8,362	8,362
Commercial real estate	0	192	77	269	75,383	75,652
Commercial business	0	0	0	0	25,107	25,107
Home equity/2nd mortgage	124	92	3	219	38,274	38,493
Other consumer	200	25	19	244	37,468	37,712

Total	$2,880	$836	$706	$4,422	$299,010	$303,432
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans
	(In thousands)

Residential	$3,070	$551	$308	$3,929	$103,167	$107,096
Land	24	124	0	148	10,932	11,080
Construction	0	0	0	0	8,463	8,463
Commercial real estate	54	133	42	229	78,251	78,480
Commercial business	0	0	0	0	28,406	28,406
Home equity/2nd mortgage	153	23	97	273	37,852	38,125
Other consumer	263	26	3	292	34,543	34,835

Total	$3,564	$857	$450	$4,871	$301,614	$306,485

	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	Total Past Due	Current	Total Loans
	(In thousands)

Residential real estate	$3,070	$551	$308	$3,929	$103,167	$107,096
Land	24	124	0	148	10,932	11,080
Construction	0	0	0	0	8,463	8,463
Commercial real estate	54	133	42	229	78,251	78,480
Commercial business	0	0	0	0	28,406	28,406
Home equity and second mortgage	153	23	97	273	37,852	38,125
Other consumer	263	26	3	292	34,543	34,835

Total	$3,564	$857	$450	$4,871	$301,614	$306,485
	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	Total Past Due	Current	Total Loans
	(In thousands)

Residential real estate	$3,160	$830	$701	$4,691	$102,817	$107,508
Land	162	109	12	283	10,077	10,360
Construction	0	0	0	0	9,018	9,018
Commercial real estate	231	500	49	780	75,886	76,666
Commercial business	0	0	189	189	21,814	22,003
Home equity and second mortgage	411	24	132	567	34,702	35,269
Other consumer	296	34	8	338	33,316	33,654

Total	$4,260	$1,497	$1,091	$6,848	$287,630	$294,478

Financing Receivable Credit Quality Indicators [Table Text Block]
	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
June 30, 2015
Pass	$105,401	$7,661	$8,362	$72,937	$24,264	$38,229	$37,639	$294,493
Special Mention	100	92	0	1,649	514	1	57	2,413
Substandard	968	2,795	0	632	329	141	16	4,881
Doubtful	1,069	20	0	434	0	122	0	1,645
Loss	0	0	0	0	0	0	0	0

Total	$107,538	$10,568	$8,362	$75,652	$25,107	$38,493	$37,712	$303,432

December 31, 2014
Pass	$104,780	$7,969	$7,722	$73,204	$26,137	$37,860	$34,770	$292,442
Special Mention	105	94	741	2,648	298	2	49	3,937
Substandard	1,292	3,001	0	2,195	329	134	16	6,967
Doubtful	919	16	0	433	1,642	129	0	3,139
Loss	0	0	0	0	0	0	0	0

Total	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity and Second Mortgage	Other Consumer	Total
	(In thousands)
December 31, 2014:
Pass	$104,780	$7,969	$7,722	$73,204	$26,137	$37,860	$34,770	$292,442
Special mention	105	94	741	2,648	298	2	49	3,937
Substandard	1,292	3,001	0	2,195	329	134	16	6,967
Doubtful	919	16	0	433	1,642	129	0	3,139
Loss	0	0	0	0	0	0	0	0

Total	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

December 31, 2013:
Pass	$103,594	$7,096	$9,018	$71,893	$19,328	$34,693	$33,627	$279,249
Special mention	756	0	0	2,627	458	198	27	4,066
Substandard	1,625	3,144	0	690	319	126	0	5,904
Doubtful	1,533	120	0	1,456	1,898	252	0	5,259
Loss	0	0	0	0	0	0	0	0

Total	$107,508	$10,360	$9,018	$76,666	$22,003	$35,269	$33,654	$294,478

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	June 30, 2015				December 31, 2014
	Accruing	Nonaccrual	Total	Related Allowance for Loan Losses	Accruing	Nonaccrual	Total	Related Allowance for Loan Losses
	(In thousands)
Troubled debt restructurings:
Residential real estate	$349	$310	$659	$3	$492	$166	$658	$6
Commercial real estate	1,367	331	1,698	0	1,386	338	1,724	0
Commercial business	0	0	0	0	0	1,642	1,642	1,292
Home equity and 2nd mortgage	21	0	21	0	22	0	22	0

Total	$1,737	$641	$2,378	$3	$1,900	$2,146	$4,046	$1,298

	December 31, 2014				December 31, 2013
	Accruing	Nonaccrual	Total	Related Allowance for Loan Losses	Accruing	Nonaccrual	Total	Related Allowance for Loan Losses
	(In thousands)

Residential real estate	$492	$166	$658	$6	$508	$226	$734	$45
Commercial real estate	1,386	338	1,724	0	1,130	0	1,130	0
Commercial business	0	1,642	1,642	1,292	0	1,709	1,709	1,259
Home equity and second mortgage	22	0	22	0	24	0	24	0

Total	$1,900	$2,146	$4,046	$1,298	$1,662	$1,935	$3,597	$1,304

Schedule of Debtor Troubled Debt Restructuring, Current Period [Table Text Block]
	Six months ended June 30, 2014
	Number of Contracts	Pre-Modification Outstanding Balance	Post-Modification Outstanding Balance
	(Dollars in thousands)

Troubled debt restructurings:
Commercial real estate	3	$542	$542

Total	3	$542	$542

	Number of Contracts	Pre-Modification Outstanding Balance	Post-Modification Outstanding Balance
	(In thousands)

Commercial real estate	5	$641	$641

Total	5	$641	$641
	Number of Contracts	Pre-Modification Outstanding Balance	Post-Modification Outstanding Balance
	(In thousands)

Residential real estate	5	$310	$310

Total	5	$310	$310

Schedule of Related Party Transactions [Table Text Block]
(In thousands)

Beginning balance	$6,549
New loans	10,612
Payments	(8,507)

Ending balance	$8,654

Financing Receivable [Member]
Note 4 - Loans and Allowance for Loan Losses (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Recorded Investment in Loans:
Principal loan balance	$107,136	$10,526	$8,341	$75,521	$24,983	$37,844	$37,566	$301,917

Accrued interest receivable	339	38	21	168	131	124	146	967

Net deferred loan origination
fees and costs	63	4	0	(37)	(7)	525	0	548

Recorded investment in loans	$107,538	$10,568	$8,362	$75,652	$25,107	$38,493	$37,712	$303,432

Recorded Investment in Loans as Evaluated for Impairment:
Individually evaluated for impairment	$1,419	$20	$0	$1,800	$0	$143	$0	$3,382
Collectively evaluated for impairment	106,119	10,548	8,362	73,852	25,107	38,350	37,712	300,050
Acquired with deteriorated credit quality	0	0	0	0	0	0	0	0

Ending balance	$107,538	$10,568	$8,362	$75,652	$25,107	$38,493	$37,712	$303,432
	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity & 2nd Mtg	Other Consumer	Total
	(In thousands)
Recorded Investment in Loans:
Principal loan balance	$106,679	$11,028	$8,444	$78,314	$28,282	$37,513	$34,683	$304,943

Accrued interest receivable	368	48	20	186	131	131	152	1,036

Net deferred loan origination
fees and costs	49	4	(1)	(20)	(7)	481	0	506

Recorded investment in loans	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

Recorded Investment in Loans as Evaluated for Impairment:
Individually evaluated for impairment	$1,411	$16	$0	$1,819	$1,642	$151	$0	$5,039
Collectively evaluated for impairment	105,685	11,064	8,463	76,661	26,764	37,974	34,835	301,446
Acquired with deteriorated credit quality	0	0	0	0	0	0	0	0

Ending balance	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

	Residential Real Estate	Land	Construction	Commercial Real Estate	Commercial Business	Home Equity and Second Mortgage	Other Consumer	Total
	(In thousands)
December 31, 2014:
Principal loan balance	$106,679	$11,028	$8,444	$78,314	$28,282	$37,513	$34,683	$304,943

Accrued interest receivable	368	48	20	186	131	131	152	1,036

Net deferred loan origination fees and costs	49	4	(1)	(20)	(7)	481	0	506

Recorded investment in loans	$107,096	$11,080	$8,463	$78,480	$28,406	$38,125	$34,835	$306,485

December 31, 2013:
Principal loan balance	$107,029	$10,309	$8,996	$76,496	$21,956	$34,815	$33,486	$293,087

Accrued interest receivable	427	49	22	202	56	126	168	1,050

Net deferred loan origination fees and costs	52	2	0	(32)	(9)	328	0	341

Recorded investment in loans	$107,508	$10,360	$9,018	$76,666	$22,003	$35,269	$33,654	$294,478